UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
February 9, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $165,248 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     5932   103085 SH       SOLE                103085
ABB Ltd.                       ADR       000375204     4192   279300 SH       SOLE                279300
AFLAC Inc.                     COM       001055102      290     6335 SH       SOLE                  6335
AT&T Corp                      COM       00206R102      238     8334 SH       SOLE                  8334
America Movil- Series L        ADR       02364W105     4769   153890 SH       SOLE                153890
Apache Corp.                   COM       037411105     4613    61895 SH       SOLE                 61895
BP PLC                         ADR       055622104      483    10329 SH       SOLE                 10329
Becton Dickinson & Co.         COM       075887109     5309    77632 SH       SOLE                 77632
Berkshire Hathaway Class B     COM       084670207     6505     2024 SH       SOLE                  2024
ChevronTexaco Corp             COM       166764100      301     4065 SH       SOLE                  4065
China Mobile Hong Kong Ltd     ADR       16941M109     4942    97190 SH       SOLE                 97190
Cisco Systems, Inc.            COM       17275R102     5549   340416 SH       SOLE                340416
Coca Cola Co.                  COM       191216100     4427    97801 SH       SOLE                 97801
Colgate Palmolive Co           COM       194162103     6981   101860 SH       SOLE                101860
Danaher Corporation            COM       235851102     5798   102413 SH       SOLE                102413
Diageo Plc                     ADR       25243Q205     4987    87900 SH       SOLE                 87900
Dover Corp.                    COM       260003108      708    21495 SH       SOLE                 21495
EMC Corp.                      COM       268648102     4153   396705 SH       SOLE                385900
Eli Lilly Co Inc               COM       532457108      230     5722 SH       SOLE                  5722
Exxon Mobil Corporation        COM       30231G102     1520    19037 SH       SOLE                 19037
Fiserv Inc.                    COM       337738108     6328   173986 SH       SOLE                173986
Fomento Economico Mexico S.A.B COM       344419106     5019   166585 SH       SOLE                166585
General Electric               COM       369604103     3067   189300 SH       SOLE                189300
Google                         COM       38259P508     2882     9368 SH       SOLE                  9368
ITT Industries                 COM       450911102      807    17544 SH       SOLE                 17544
International Business Machine COM       459200101      310     3680 SH       SOLE                  3680
JP Morgan Chase & Co.          COM       46625H100      257     8148 SH       SOLE                  8148
Johnson & Johnson              COM       478160104     7069   118152 SH       SOLE                118152
Kansas City Southern Industrie COM       485170302     2878   151075 SH       SOLE                151075
MasterCard                     COM       57636Q104     3991    27925 SH       SOLE                 27925
Medtronic, Inc.                COM       585055106     4835   153882 SH       SOLE                153882
Novartis AG                    ADR       66987V109     8441   169643 SH       SOLE                169643
Petroleo Brasileiro S.A.       ADR       71654V101     6590   322865 SH       SOLE                322865
Pfizer                         COM       717081103      195    11023 SH       SOLE                 11023
Procter & Gamble               COM       742718109      409     6616 SH       SOLE                  6616
Sasol LTD                      ADR       803866300     4119   135808 SH       SOLE                135808
Staples Inc.                   COM       855030102     4626   258175 SH       SOLE                258175
Target Corp.                   COM       87612E106     6767   195973 SH       SOLE                195973
Toyota Motor Co                ADR       892331307     3374    51560 SH       SOLE                 51560
United Parcel Service          COM       911312106     4922    89227 SH       SOLE                 89227
Vanguard Total Stock Market Vi COM       922908769     1031    23039 SH       SOLE                 23039
Wal-Mart Stores                COM       931142103     1104    19700 SH       SOLE                 19700
Walgreen Co                    COM       931422109     3411   138268 SH       SOLE                138268
Wells Fargo                    COM       949746101     7561   256468 SH       SOLE                256468
Zimmer Holdings Inc            COM       98956P102     3328    82338 SH       SOLE                 82338